Fair Value (Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs) (Detail) - Fair Value, Measurements, Recurring [Member] - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		¥ 881,017	¥ 1,165,128
Total gains (losses) for the period included in earnings, Assets		51,944	(27,838)
Total gains (losses) for the period included in other comprehensive income, Assets		(16,012)	607
Purchases, Assets		675,013	566,453
Issues, Assets		(653)	(1,449)
Sales, Assets		(191,734)	(246,068)
Settlements, Assets		(414,592)	(559,688)
Transfers into Level 3, Assets		188,587	108,198
Transfers out of Level 3, Assets		(38,161)	(124,326)
Level 3 assets, Ending balance		1,135,409	881,017
Change in unrealized gains (losses) included in earnings for assets still held at period end		29,112	(45,864)
Level 3 liabilities, Beginning balance		6,606	65,648
Total gains (losses) for the period included in earnings, Liabilities		(32,946)	(5,388)
Total gains (losses) for the period included in other comprehensive income, Liabilities		937	(414)
Purchases, Liabilities
Issues, Liabilities		5,336	2,258
Sales, Liabilities
Settlements, Liabilities		(27,823)	(21,133)
Transfers into Level 3, Liabilities		(7,686)	333
Transfers out of Level 3, Liabilities		(10,654)	(46,302)
Level 3 liabilities, Ending balance		(2,212)	6,606
Change in unrealized gains (losses) included in earnings for liabilities still held at period end		(17,043)	9,648
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 liabilities, Beginning balance		6,606	65,648
Total gains (losses) for the period included in earnings, Liabilities	[1]	(32,946)	(5,388)
Total gains (losses) for the period included in other comprehensive income, Liabilities		937	(414)
Issues, Liabilities		5,336	2,258
Settlements, Liabilities		(27,823)	(21,133)
Transfers into Level 3, Liabilities	[2]	(7,686)	333
Transfers out of Level 3, Liabilities	[2]	(10,654)	(46,302)
Level 3 liabilities, Ending balance		(2,212)	6,606
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	[1]	(17,043)	9,648
Trading Account Assets, Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	[3]	525,946	785,326
Total gains (losses) for the period included in earnings, Assets	[3],[4]	21,730	(22,419)
Purchases, Assets	[3]	352,917	227,656
Sales, Assets	[3]	(189,980)	(214,183)
Settlements, Assets	[3]	(117,399)	(225,980)
Transfers into Level 3, Assets	[3]	190,391	52,140
Transfers out of Level 3, Assets	[3]	(27,192)	(76,594)
Level 3 assets, Ending balance	[3]	756,413	525,946
Change in unrealized gains (losses) included in earnings for assets still held at period end	[3],[4]	23,477	(18,915)
Trading Account Assets, Trading Securities, Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		1,052	792
Total gains (losses) for the period included in earnings, Assets		625	589
Purchases, Assets		49,637	93,957
Sales, Assets		(49,927)	(92,748)
Settlements, Assets		(59)	(18)
Transfers out of Level 3, Assets		(48)	(1,520)
Level 3 assets, Ending balance		1,280	1,052
Change in unrealized gains (losses) included in earnings for assets still held at period end		159	(12)
Trading Account Assets, Trading Securities, Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		144	31,384
Total gains (losses) for the period included in earnings, Assets		31	(279)
Purchases, Assets		82	631
Sales, Assets		(180)	(3,937)
Settlements, Assets			(4,721)
Transfers into Level 3, Assets	[5]		24,882
Transfers out of Level 3, Assets	[5]		(47,816)
Level 3 assets, Ending balance		77	144
Change in unrealized gains (losses) included in earnings for assets still held at period end		(5)	(13)
Trading Account Assets, Trading Securities, Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance			35,181
Total gains (losses) for the period included in earnings, Assets			(695)
Purchases, Assets		51,533
Sales, Assets		(50,533)	(23,837)
Settlements, Assets			(10,649)
Level 3 assets, Ending balance		1,000
Trading Account Assets, Trading Securities, Debt Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		416,259	627,678
Total gains (losses) for the period included in earnings, Assets		12,808	(23,494)
Purchases, Assets		106,308	113,239
Sales, Assets		(83,700)	(93,655)
Settlements, Assets		(114,864)	(207,509)
Level 3 assets, Ending balance		336,811	416,259
Change in unrealized gains (losses) included in earnings for assets still held at period end		16,309	(18,815)
Trading Account Assets, Trading Securities, Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		6,651	35,148
Total gains (losses) for the period included in earnings, Assets		11,096	(1,239)
Purchases, Assets		69,499
Transfers into Level 3, Assets	[6]	190,389
Transfers out of Level 3, Assets	[6]		(27,258)
Level 3 assets, Ending balance		277,635	6,651
Change in unrealized gains (losses) included in earnings for assets still held at period end		11,096	(387)
Trading Account Assets, Trading Securities, Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		101,840	55,143
Total gains (losses) for the period included in earnings, Assets		(2,830)	2,699
Purchases, Assets		75,858	19,829
Sales, Assets		(5,640)	(6)
Settlements, Assets		(2,476)	(3,083)
Transfers into Level 3, Assets		2	27,258	[6]
Transfers out of Level 3, Assets	[6]	(27,144)
Level 3 assets, Ending balance		139,610	101,840
Change in unrealized gains (losses) included in earnings for assets still held at period end		(4,082)	312
Trading Account Assets, Trading Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		3,477	36,170
Total gains (losses) for the period included in earnings, Assets	[4]	45,361	4,503
Total gains (losses) for the period included in other comprehensive income, Assets		(104)	178
Purchases, Assets		597	714
Issues, Assets		(653)	(1,449)
Settlements, Assets		(20,689)	(33,463)
Transfers into Level 3, Assets		(2,159)	40,857
Transfers out of Level 3, Assets		(803)	(44,033)
Level 3 assets, Ending balance		25,027	3,477
Change in unrealized gains (losses) included in earnings for assets still held at period end	[4]	31,184	(16,742)
Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		(750)	(4,189)
Total gains (losses) for the period included in earnings, Assets		14,401	21,290
Total gains (losses) for the period included in other comprehensive income, Assets		(32)	(24)
Settlements, Assets		1,405	(12,025)
Transfers into Level 3, Assets		(99)	2,254
Transfers out of Level 3, Assets		(746)	(8,056)
Level 3 assets, Ending balance		14,179	(750)
Change in unrealized gains (losses) included in earnings for assets still held at period end		11,807	8,046
Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		5,005	18,191
Total gains (losses) for the period included in earnings, Assets		3,743	(21,429)
Total gains (losses) for the period included in other comprehensive income, Assets		(128)	89
Purchases, Assets			3
Settlements, Assets		140	4,858
Transfers into Level 3, Assets		(1,480)	35,444	[5]
Transfers out of Level 3, Assets		3	(32,151)	[5]
Level 3 assets, Ending balance		7,283	5,005
Change in unrealized gains (losses) included in earnings for assets still held at period end		3,812	(21,483)
Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		(4,222)	2,862
Total gains (losses) for the period included in earnings, Assets		27,299	5,188
Total gains (losses) for the period included in other comprehensive income, Assets		55	110
Purchases, Assets		3	96
Issues, Assets			(777)
Settlements, Assets		(21,944)	(11,305)
Transfers into Level 3, Assets		(580)	(41)
Transfers out of Level 3, Assets		12	(355)
Level 3 assets, Ending balance		623	(4,222)
Change in unrealized gains (losses) included in earnings for assets still held at period end		15,660	(2,846)
Trading Account Assets, Trading Derivatives [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		717	949
Level 3 assets, Beginning balance		(65)
Total gains (losses) for the period included in earnings, Assets		1	(174)
Total gains (losses) for the period included in other comprehensive income, Assets		1	(1)
Purchases, Assets			615
Issues, Assets			(672)
Level 3 assets, Ending balance		(63)	717
Change in unrealized gains (losses) included in earnings for assets still held at period end		1	(167)
Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		2,727	18,357
Total gains (losses) for the period included in earnings, Assets		(166)	(372)
Total gains (losses) for the period included in other comprehensive income, Assets			4
Settlements, Assets		(290)	(14,991)
Transfers into Level 3, Assets			3,200
Transfers out of Level 3, Assets			(3,471)
Level 3 assets, Ending balance		2,271	2,727
Change in unrealized gains (losses) included in earnings for assets still held at period end		(182)	(292)
Trading Account Assets, Trading Derivatives [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	[7]	782
Total gains (losses) for the period included in earnings, Assets	[7]	83
Purchases, Assets	[7]	594
Issues, Assets	[7]	(653)
Transfers out of Level 3, Assets	[7]	(72)
Level 3 assets, Ending balance	[7]	734	782
Change in unrealized gains (losses) included in earnings for assets still held at period end	[7]	86
Investment Securities, Available-for-sale Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		274,930	283,434
Total gains (losses) for the period included in earnings, Assets	[8]	6,710	(2,402)
Total gains (losses) for the period included in other comprehensive income, Assets		(14,559)	804
Purchases, Assets		308,672	281,041
Sales, Assets		(11)	(24)
Settlements, Assets		(276,234)	(300,023)
Transfers into Level 3, Assets		70	15,201
Transfers out of Level 3, Assets		(9,962)	(3,101)
Level 3 assets, Ending balance		289,616	274,930
Change in unrealized gains (losses) included in earnings for assets still held at period end	[8]	(2,779)	(934)
Investment Securities, Available-for-sale Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		15,767	19,246
Total gains (losses) for the period included in other comprehensive income, Assets		(888)	1,625
Purchases, Assets		3,518	828
Settlements, Assets		(1,679)	(5,932)
Level 3 assets, Ending balance		16,718	15,767
Change in unrealized gains (losses) included in earnings for assets still held at period end		473
Investment Securities, Available-for-sale Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		10,108	4,196
Total gains (losses) for the period included in earnings, Assets		(8)	(458)
Total gains (losses) for the period included in other comprehensive income, Assets		(1)	342
Purchases, Assets			663
Sales, Assets			(1)
Settlements, Assets		(45)	(6,734)
Transfers into Level 3, Assets		70	15,201	[5]
Transfers out of Level 3, Assets	[5]	(9,962)	(3,101)
Level 3 assets, Ending balance		162	10,108
Change in unrealized gains (losses) included in earnings for assets still held at period end		(10)	(934)
Investment Securities, Available-for-sale Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		15	15
Level 3 assets, Ending balance		15	15
Investment Securities, Available-for-sale Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		1,977	2,038
Total gains (losses) for the period included in other comprehensive income, Assets		(346)	125
Sales, Assets		(11)	(23)
Settlements, Assets		(21)	(163)
Level 3 assets, Ending balance		1,599	1,977
Change in unrealized gains (losses) included in earnings for assets still held at period end		(163)
Investment Securities, Available-for-sale Debt Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		140,875	131,455
Total gains (losses) for the period included in earnings, Assets		6,718	(1,944)
Total gains (losses) for the period included in other comprehensive income, Assets		(7,958)	(1,085)
Purchases, Assets		267,767	274,110
Settlements, Assets		(270,482)	(261,661)
Level 3 assets, Ending balance		136,920	140,875
Change in unrealized gains (losses) included in earnings for assets still held at period end		(4,047)
Investment Securities, Available-for-sale Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		106,188	126,484
Total gains (losses) for the period included in other comprehensive income, Assets		(5,366)	(203)
Purchases, Assets		37,387	5,440
Settlements, Assets		(4,007)	(25,533)
Level 3 assets, Ending balance		134,202	106,188
Change in unrealized gains (losses) included in earnings for assets still held at period end		968
Investment Securities, Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		39,963	27,820
Total gains (losses) for the period included in earnings, Assets	[8]	(3,231)	2,585
Purchases, Assets		10,481	12,718
Sales, Assets		(1,725)	(2,527)
Settlements, Assets			(35)
Transfers into Level 3, Assets		285
Transfers out of Level 3, Assets		(204)	(598)
Level 3 assets, Ending balance		45,569	39,963
Change in unrealized gains (losses) included in earnings for assets still held at period end	[8]	(4,150)	863
Investment Securities, Equity Securities [Member] | Nonmarketable Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		39,963	27,820
Total gains (losses) for the period included in earnings, Assets		(3,231)	2,585
Purchases, Assets		10,481	12,718
Sales, Assets		(1,725)	(2,527)
Settlements, Assets			(35)
Transfers into Level 3, Assets		285
Transfers out of Level 3, Assets		(204)	(598)
Level 3 assets, Ending balance		45,569	39,963
Change in unrealized gains (losses) included in earnings for assets still held at period end		(4,150)	863
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		36,701	32,378
Total gains (losses) for the period included in earnings, Assets	[9]	(18,626)	(10,105)
Total gains (losses) for the period included in other comprehensive income, Assets		(1,349)	(375)
Purchases, Assets		2,346	44,324
Sales, Assets		(18)	(29,334)
Settlements, Assets		(270)	(187)
Level 3 assets, Ending balance		18,784	36,701
Change in unrealized gains (losses) included in earnings for assets still held at period end	[9]	¥ (18,620)	¥ (10,136)

[1]	Included in Trading account profits (losses)—net.
[2]	Transfers into (out of) Level 3 for long-term debt in Other were mainly caused by the decrease (increase) in the observability of the key inputs to the valuation models and a corresponding increase (decrease) in the significance of the unobservable inputs.
[3]	Includes Trading securities measured under the fair value option.
[4]	Included in Trading account profits (losses)—net and Foreign exchange gains (losses)—net.
[5]	Transfers into (out of) Level 3 for Foreign exchange contracts—net were mainly caused by the valuation using certain unobservable input. For the fiscal year ended March 31, 2020, transfers into (out of) Level 3 for Corporate bonds were mainly caused by the decrease (increase) in liquidity or the availability of the quoted prices provided by third-party vendors. For the fiscal year ended March 31, 2021, transfers out of Level 3 for Corporate bonds were due to changes in the impact of unobservable credit worthiness inputs to the entire fair value measurement of the private placement bonds issued by Japanese non-public companies. Unobservable credit worthiness inputs include probability of default based on credit ratings of the bond issuers and loss given default.
[6]	Transfers relate to the reclassification of certain securities.
[7]	For the fiscal year ended March 31, 2021, certain derivatives such as earthquake derivatives previously included in Commodity contracts—net are separately disclosed in Other—net of Trading derivatives—net.
[8]	Included in Investment securities gains (losses)—net and Other comprehensive income—net.
[9]	Included in Fees and commissions income and Other non-interest income.